Commitment and Contingencies (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Commitment and Contingencies [Abstract]
Capital commitments	$ 6,053,828	$ 9,422,194
Capital commitments term	1 year